Parent only financial information - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed statements of comprehensive loss
Interest income	¥ 22,178	$ 3,038	¥ 30,503	¥ 13,820
Interest expense	133,761	18,325	79,309	44,543
Foreign currency exchange (losses)/gains	(7,613)		(10,637)	(18,216)
Change in fair value of an equity security	(44,019)	(6,031)	(22,451)	(16,843)
Loss before income taxes	(988,388)	(135,408)	(1,019,138)	(1,578,081)
Income tax expenses	1,482	203	(3,643)	29,065
Net loss attributable to ECARX Holdings Inc.	(932,315)	$ (127,726)	(940,506)	(1,564,164)
Parent company
Condensed statements of comprehensive loss
General and administrative expenses	(26,125)		(24,089)	(26,005)
Interest income	11,644		5,411	6,565
Interest expense	(59,842)		(25,608)	(3,132)
Foreign currency exchange (losses)/gains	(91)		1,245	(14,459)
Change in fair value of an equity security	(44,019)		(22,451)	(16,843)
(Loss)/gain from equity method investments	(813,882)		(875,014)	(1,511,004)
Loss before income taxes	(932,315)		(940,506)	(1,564,878)
Income tax expenses	0		0	0
Net loss attributable to ECARX Holdings Inc.	¥ (932,315)		¥ (940,506)	¥ (1,564,878)